COMMITMENTS AND CONTINGENT LIABILITIES (Detail Textuals) - USD ($)	1 Months Ended	12 Months Ended
	Apr. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
Rental expense		$ 460,000	$ 349,000
Aggregate principal outstanding balance foreclosure sale	$ 7,500,000
Aggregate principal outstanding balance retain by bank	4,900,000
Aggregate principal outstanding balance retain by another institution	2,600,000
Proceeds from sale of foreclosed assets	8,300,000
Amount retain from proceeds of foreclosure sale	2,000,000
Dispute proceeds deposit in suspense account	1,400,000
Dispute proceeds deposit in suspense account by another institution	$ 543,000